DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended
	Dec. 04, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item		1
Number of units sold | shares			23,000,000
Share price, per unit | $ / shares			$ 10.00
Proceeds from sale of Private Placement Warrants			$ 6,000,000
Transaction Costs	$ 13,051,274
Underwriting fees	4,600,000
Deferred underwriting payable	8,050,000	$ 8,050,000	8,050,000
Other offering costs	401,274
Cash held outside the Trust Account		$ 305,093	773,086
Amount allocated to warrant liability and expensed	$ 700,000
Payments for investment of cash in Trust Account			$ 230,000,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account		80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%	50.00%
Condition for future business combination threshold Net Tangible Assets		$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent		15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%	100.00%
Redemption period upon closure		10 days
Maximum Allowed Dissolution Expenses		$ 100,000	$ 100,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	23,000,000
Share price, per unit | $ / shares	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 230,000,000
Deferred underwriting payable		$ 8,050,000	$ 8,050,000
Payments for investment of cash in Trust Account	$ 230,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	6,000,000
Price of warrant | $ / shares	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 6,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	6,000,000
Price of warrant | $ / shares	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 6,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	3,000,000
Share price, per unit | $ / shares	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares	$ 1.00